Product Warranties - Summary of Changes in Product Warranty Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 39.6	$ 42.4	$ 46.6
Increase in accrual	1.9	2.4	0.8
Settlements made in cash or in kind	(3.8)	(5.2)	(5.0)
Balance at end of period	$ 37.7	$ 39.6	$ 42.4